Segment Information - Segment Assets, Liabilities and Investments Accounted for by the Equity Method (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Property, plant and equipment	€ 32,228		€ 33,295	€ 34,225
Rights of use	6,939	€ 7,870	0
Investments accounted for by the equity method	140		68
Financial assets and other non-current assets	7,123		7,109
Deferred tax assets	6,682		7,631	7,820
Other current financial assets	3,123		2,209
Total allocated assets	118,877		114,047
Non-current financial liabilities	43,288		45,334
Non-current lease liabilities	5,626		0
Deferred tax liabilities	2,908		2,674	€ 2,145
Current financial liabilities	9,076		9,368
Current lease liabilities	1,600		0
Telefónica Spain
Disclosure of operating segments [line items]
Deferred tax assets	492
Other companies
Disclosure of operating segments [line items]
Property, plant and equipment	1,986		2,144
Rights of use	464
Investments accounted for by the equity method	56		55
Financial assets and other non-current assets	6,873		7,058
Deferred tax assets	2,926		3,778
Other current financial assets	5,634		5,635
Total allocated assets	24,313		26,363
Non-current financial liabilities	37,948		39,624
Non-current lease liabilities	356
Deferred tax liabilities	927		923
Current financial liabilities	10,860		12,854
Current lease liabilities	133
Total allocated liabilities	53,362		57,618
Operating segments | Telefónica Spain
Disclosure of operating segments [line items]
Property, plant and equipment	15,116		15,347
Rights of use	1,499
Investments accounted for by the equity method	0		2
Financial assets and other non-current assets	166		163
Deferred tax assets	2,357		2,084
Other current financial assets	42		31
Total allocated assets	24,307		23,622
Non-current financial liabilities	775		649
Non-current lease liabilities	1,252
Deferred tax liabilities	158		189
Current financial liabilities	854		1,683
Current lease liabilities	282
Total allocated liabilities	16,020		14,328
Operating segments | Telefónica United Kingdom
Disclosure of operating segments [line items]
Property, plant and equipment	10,051		9,646
Rights of use	716
Investments accounted for by the equity method	9		8
Financial assets and other non-current assets	468		304
Deferred tax assets	2		2
Other current financial assets	72		79
Total allocated assets	13,869		12,609
Non-current financial liabilities	1,132		1,077
Non-current lease liabilities	490
Deferred tax liabilities	101		102
Current financial liabilities	0		0
Current lease liabilities	213
Total allocated liabilities	5,450		4,633
Operating segments | Telefónica Germany
Disclosure of operating segments [line items]
Property, plant and equipment	14,091		13,520
Rights of use	2,499
Investments accounted for by the equity method	0		0
Financial assets and other non-current assets	457		377
Deferred tax assets	314		204
Other current financial assets	17		9
Total allocated assets	20,143		16,837
Non-current financial liabilities	2,153		2,004
Non-current lease liabilities	2,027
Deferred tax liabilities	358		236
Current financial liabilities	339		145
Current lease liabilities	462
Total allocated liabilities	10,659		6,287
Operating segments | Telefónica Brazil
Disclosure of operating segments [line items]
Property, plant and equipment	20,585		21,230
Rights of use	1,933
Investments accounted for by the equity method	2		2
Financial assets and other non-current assets	1,159		1,718
Deferred tax assets	337		335
Other current financial assets	67		88
Total allocated assets	28,120		27,402
Non-current financial liabilities	572		1,058
Non-current lease liabilities	1,582
Deferred tax liabilities	945		693
Current financial liabilities	464		334
Current lease liabilities	448
Total allocated liabilities	8,599		7,204
Operating segments | Telefónica Hispam Norte
Disclosure of operating segments [line items]
Property, plant and equipment	3,396		4,971
Rights of use	755
Investments accounted for by the equity method	1		1
Financial assets and other non-current assets	187		363
Deferred tax assets	525		1,063
Other current financial assets	217		68
Total allocated assets	7,640		8,672
Non-current financial liabilities	798		1,101
Non-current lease liabilities	807
Deferred tax liabilities	33		134
Current financial liabilities	630		1,083
Current lease liabilities	108
Total allocated liabilities	4,951		5,096
Operating segments | Telefónica Hispam Sur
Disclosure of operating segments [line items]
Property, plant and equipment	8,440		9,041
Rights of use	623
Investments accounted for by the equity method	72		0
Financial assets and other non-current assets	423		469
Deferred tax assets	221		165
Other current financial assets	220		145
Total allocated assets	12,421		12,043
Non-current financial liabilities	1,868		1,618
Non-current lease liabilities	490
Deferred tax liabilities	386		397
Current financial liabilities	357		339
Current lease liabilities	139
Total allocated liabilities	6,318		5,396
Eliminations
Disclosure of operating segments [line items]
Property, plant and equipment	0		0
Rights of use	(1,550)
Investments accounted for by the equity method	0		0
Financial assets and other non-current assets	(2,610)		(3,343)
Deferred tax assets	0		0
Other current financial assets	(3,146)		(3,846)
Total allocated assets	(11,936)		(13,501)
Non-current financial liabilities	(1,958)		(1,797)
Non-current lease liabilities	(1,378)
Deferred tax liabilities	0		0
Current financial liabilities	(4,428)		(7,070)
Current lease liabilities	(185)
Total allocated liabilities	(11,932)		(13,495)
Telefonica, S.A.
Disclosure of operating segments [line items]
Property, plant and equipment	73,665		75,899
Rights of use	6,939
Investments accounted for by the equity method	140		68
Financial assets and other non-current assets	7,123		7,109
Deferred tax assets	6,682		7,631
Other current financial assets	3,123		2,209
Total allocated assets	118,877		114,047
Non-current financial liabilities	43,288		45,334
Non-current lease liabilities	5,626
Deferred tax liabilities	2,908		2,674
Current financial liabilities	9,076		9,368
Current lease liabilities	1,600
Total allocated liabilities	€ 93,427		€ 87,067